Long-Term Debt and Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt and Contractual Commitments [Abstract]
Long-term Debt Table

(Dollars in millions)
Parent Company Only	2011	2010	Interest Rates	Maturities
Senior, fixed rate [1]	$2,719	$922	3.25% - 6.00%	2012 - 2028
Senior, variable rate	1,527	1,512	0.58 - 3.00	2012 - 2019
Subordinated, fixed rate	200	200	6.00	2026
Junior subordinated, fixed rate	1,197	1,693	6.10 - 7.88	2036 - 2068
Junior subordinated, variable rate	651	651	1.12 - 3.98	2027 - 2034
Total Parent Company debt (excluding intercompany of $160 as of December 31, 2011 and 2010)	6,294	4,978
Subsidiaries
Senior, fixed rate [2]	350	2,640	0.50 - 10.75	2012 - 2048
Senior, variable rate [3]	2,504	3,443	0.52 - 7.50	2012 - 2037
Subordinated, fixed rate [4]	1,260	2,087	5.00 - 7.25	2015 - 2028
Subordinated, variable rate	500	500	0.67 - .80	2015
Total subsidiaries debt	4,614	8,670
Total long-term debt	$10,908	$13,648
[1] Debt recorded at fair value, $448 million and $460 million, at December 31, 2011 and 2010, respectively.
[2] Includes leases and other obligations that do not have a stated interest rate.
[3] Debt recorded at fair value, $289 million and $290 million, at December 31, 2011 and 2010, respectively.
[4] Debt recorded at fair value.

Unconditional Obligations

	As of December 31, 2011
(Dollars in millions)	1 year or less	1-3 years	3-5 years	After 5 years	Total
Operating lease obligations	$214	$399	$346	$509	$1,468
Capital lease obligations [1]	1	2	3	6	12
Purchase obligations [2]	81	296	184	146	707
Total	$296	$697	$533	$661	$2,187
[1] Amounts do not include accrued interest.
[2] Includes contracts with a minimum annual payment of $5 million.